Restricted Stock to Director (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Value of shares issued for services	$ 189,000
Vested during period		180,000
Stock based compensation expense		59,900
April 20, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		360,000
Grant date fair value		201,600
April 20, 2012 [Member] | Quarterly [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		0.125%
November 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for services		150,000
Common stock, par value		$ 0.001
Value of shares issued for services		12,000
August 14, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		360,000
Grant date fair value		$ 82,800
August 14, 2012 [Member] | Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting shares		120,000
August 14, 2012 [Member] | September 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting shares		45,000
August 14, 2012 [Member] | January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting shares		45,000
August 14, 2012 [Member] | May 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting shares		45,000
August 14, 2012 [Member] | September 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting shares		45,000
August 14, 2012 [Member] | January 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for services		45,000